Stock-Based Compensation (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Summary of restricted stock awards
Nonvested, Number of Shares		25,268
Nonvested, Weighted Average Fair Value at Grant Date		$ 141.00
Granted, Number of Shares		3,343
Granted, Weighted Average Fair Value at Grant Date		$ 89.75
Vested, Number of Shares	(9,791)	(1,082)
Vested, Weighted Average Fair Value at Grant Date	$ 88.00	$ 323.28
Forfeited, Number of Shares	(3,542)	(3,810)
Forfeited, Weighted Average Fair Value at Grant Date	$ 138.50	$ 179.30
Nonvested, Number of Shares	10,386	23,719
Nonvested, Weighted Average Fair Value at Grant Date	$ 142.00	$ 119.24